Accounts Payable and Accrued Expense	9 Months Ended
Sep. 30, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Expense
Note 5 — Accounts Payable and Accrued Expense
The
Company’s accounts payable and accrued expenses as of September 30, 2023 and December 31, 2022 primarily consisted of legal accruals.

	September 30, 2023	December 31, 2022

Legal accrual	$5,041,722	$1,705,049
Other payables and expenses	254,316	161,943

	$5,296,038	$1,866,992